UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
2/28/17 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.3%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.1%)

Pub. School &. College Auth. Rev. Bonds , Ser. A, 5.00%, 5/1/18	Aa1	$185,000	$193,784

			193,784
Arizona (3.4%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	50,000	50,773

Gilbert, Pub. Facs. Rev. Bonds, 5.00%, 7/1/18	Aa1	100,000	105,439

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/22	A/F	100,000	107,826

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3.75%, 7/1/24	BBB-	25,000	24,952

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), 3.00%, 7/1/20	BB	25,000	24,749

Queen Creek, Excise Tax & State Shared Rev. Rev. Bonds, 3.00%, 8/1/18	AA	200,000	205,532

U. Med. Ctr. Corp. Rev. Bonds, U.S. Govt. Coll., 5.00%, 7/1/17 (Escrowed to maturity)	AAA/P	75,000	76,043

			595,314
California (9.9%)

CA State Infrastructure & Econ. Dev. Bank FRN (J. Paul Getty Trust (The)), Ser. A-2, 1.045%, 10/1/47	Aaa	300,000	300,207

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/17) (Republic Svcs., Inc.), Ser. A, 1.25%, 8/1/23	A-2	150,000	150,014

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/2/18) (Southern CA Edison Co.), 1.375%, 4/1/28	Aa3	75,000	75,269

CA Statewide Cmnty. Dev. Auth. Rev. Bonds, AGM, 5.00%, 11/15/19	AA	100,000	109,784

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4.00%, 9/1/17	A-	25,000	25,369

Foothill-De Anza, Cmnty. College Dist. COP, 4.00%, 4/1/19	AA+	325,000	342,859

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/17	A1	50,000	50,528

Indian Wells, Redev. Agcy. Successor Tax Allocation Bonds (Cons. Whitewater Redev.), Ser. A, AGM, 4.00%, 9/1/18	AA	100,000	104,561

Irvine, Special Tax Bonds (Cmnty. Fac. Dist. No. 2005), Ser. 2, 4.00%, 9/1/18	BBB+	75,000	77,987

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5.25%, 5/15/24	AA	20,000	20,957

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5.00%, 7/1/19	A+	30,000	32,594

Northern CA Pwr. Agcy. Rev. Bonds (Geothermal No. 3), Ser. A, 5.25%, 7/1/20 (Prerefunded 7/1/19)	A1	40,000	43,775

Palm Desert, Redev. Agcy. Successor Tax Allocation Bonds, Ser. A, 5.00%, 10/1/20	A	100,000	111,370

Riverside, Wtr. FRN Mandatory Put Bonds (1/15/20), Ser. A-17, 1.27%, 10/1/35	VMIG1	200,000	200,000

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Fac. Dist. No. 1), 4.00%, 9/1/19	BBB-/P	40,000	42,228

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4.00%, 8/15/17	BBB+	50,000	50,613

			1,738,115
Colorado (3.1%)

CO State Board of Governors U. Rev. Bonds (Enterprise Syst.), Ser. B, 4.00%, 3/1/19	Aa3	100,000	105,522

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A, 4.00%, 11/15/17	A1	20,000	20,443

Denver City & Cnty., Arpt. FRN Mandatory Put Bonds (11/15/19) (Denver Intl. Arpt.), Ser. B, 1.406%, 11/15/31	A1	200,000	200,718

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/19) (Sr. Libor Index), Ser. A, 1.44%, 9/1/39	A3	100,000	100,282

U. of CO Hosp. Auth. Mandatory Put Bonds (3/1/22) (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	Aa3	100,000	112,972

			539,937
Connecticut (1.1%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/3/20) (Yale U.), Ser. T-2, 1.65%, 7/1/29	Aaa	200,000	201,194

			201,194
Delaware (1.1%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.57%, 10/1/38	VMIG1	200,000	200,000

			200,000
District of Columbia (1.2%)

DC, G.O. Bonds, Ser. A, 3.00%, 6/1/18	Aa1	200,000	205,210

			205,210
Florida (3.5%)

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5.125%, 8/15/20	A3	30,000	32,973
(Baptist Hosp., Inc.), 5.00%, 8/15/18	A3	60,000	63,330

Jea, Elec. Syst. Rev. Bonds
Ser. A, 5.00%, 10/1/18	Aa3	100,000	106,196
Ser. D, 4.00%, 10/1/17	Aa3	100,000	101,905

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 4.00%, 11/15/19	A-/F	100,000	105,635

Pasco Cnty., School Board COP, Ser. A, 5.00%, 8/1/18	A1	200,000	211,064

			621,103
Georgia (4.3%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 4.00%, 11/1/17	Aa3	240,000	245,100

Bartow Cnty., Dev. Auth. Mandatory Put Bonds (8/10/17) (GA Power Co. - Plant Bowen), 2.375%, 9/1/29	A3	100,000	100,575

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (4/3/18) (GA Pwr. Co. Plant Vogle), Ser. 5, 1.80%, 10/1/32	A3	200,000	200,748

Main St. Natural Gas, Inc. Rev. Bonds, Ser. A, 5.00%, 3/15/18	A3	200,000	207,024

			753,447
Illinois (5.7%)

Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/21	BBB+	50,000	50,867
5.00%, 1/1/19	BBB+	50,000	50,800

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. D, AGM, 4.00%, 1/1/18	AA	75,000	76,988

Chicago, Transit Auth. Rev. Bonds (Federal Transit Administration Section 5307), 5.00%, 6/1/18	A	100,000	103,943

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/19	A	100,000	105,244

Cook Cnty., G.O. Bonds, Ser. A, 4.00%, 11/15/17	AA-	100,000	101,867

IL State G.O. Bonds
5.00%, 2/1/18	Baa2	150,000	154,164
5.00%, 7/1/17	Baa2	50,000	50,544

IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	85,253
(Riverside Hlth. Syst.), 5.00%, 11/15/19	A+	100,000	109,197

IL State Toll Hwy. Auth. Rev. Bonds, Ser. D, 5.00%, 1/1/19	Aa3	100,000	106,754

			995,621
Kentucky (1.3%)

KY State Property & Bldg. Comm. Rev. Bonds (Project No. 84), NATL, 5.00%, 8/1/20	Aa3	200,000	223,190

			223,190
Maryland (0.6%)

Baltimore Cnty., G.O. Bonds, Ser. B, 5.00%, 8/1/18	Aaa	100,000	105,764

			105,764
Massachusetts (7.0%)

MA State Mandatory Put Bonds (8/1/17) (Cons. Loan), Ser. D-2, 0.94%, 8/1/43	Aa1	500,000	500,000

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 4.00%, 7/1/17	A1	50,000	50,524

MA State Dev. Fin. Agcy. Rev. Bonds
(UMass Memorial Hlth. Care Oblig. Group), Ser. I, 5.00%, 7/1/19	BBB+	100,000	107,213
(Caregroup, Inc.), Ser. I, 3.00%, 7/1/18	A3	100,000	102,550

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (12/1/17) (Amherst College), Ser. H, 0.80%, 11/1/33	VMIG1	100,000	99,778

MA State Hlth. & Edl. Fac. Auth. VRDN (Harvard U.), Ser. R, 0.41%, 11/1/49	VMIG1	200,000	200,000

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	165,000	173,412

			1,233,477
Michigan (3.4%)

Great Lakes, Wtr. Auth. Supply Syst. Rev. Bonds, Ser. D, 5.00%, 7/1/24	Baa1	100,000	114,053

MI State Rev. Bonds (GANs Program), 5.00%, 3/15/26	AA	75,000	88,877

MI State Bldg. Auth. Rev. Bonds (Facs. Program), Ser. I, 5.00%, 4/15/19	Aa2	100,000	108,027

MI State Fin. Auth. Rev. Bonds (Henry Ford Hlth. Syst.), 5.00%, 11/15/19	A	100,000	108,284

MI State Strategic Fund Ltd. Rev. Bonds (United Methodist Retirement Cmntys., Inc.), 2.75%, 11/15/17	BBB+/F	75,000	75,524

Ypsilanti, School Dist. G.O. Bonds, Ser. A, Q-SBLF, 4.00%, 5/1/18	AA-	100,000	103,206

			597,971
Minnesota (1.7%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. C, 4.00%, 1/1/19	AA-	100,000	105,139

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/18	A+	100,000	104,835

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	75,000	79,061

			289,035
Mississippi (2.0%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.57%, 12/1/30	VMIG1	200,000	200,000

MS State Bus. Fin. Corp. Solid Waste Disp. Mandatory Put Bonds (3/1/17) (Waste Mgt., Inc.), 1.45%, 3/1/27	A-2	150,000	150,000

			350,000
Montana (0.4%)

MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	75,000	76,538

			76,538
Nevada (1.1%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.70%, 6/1/42	VMIG1	200,000	200,000

			200,000
New Hampshire (1.1%)

NH State Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.55%, 7/1/33	VMIG1	200,000	200,000

			200,000
New Jersey (5.0%)

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5.00%, 7/1/21	A1	100,000	113,710

NJ State Econ. Dev. Auth. Rev. Bonds
Ser. B, 5.00%, 11/1/21	A3	100,000	106,794
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/19	A3	100,000	105,306
Ser. AAA, 5.00%, 6/15/19	A3	100,000	105,215
(School Fac.), Ser. GG, U.S. Govt. Coll., 5.00%, 9/1/17 (Escrowed to maturity)	A3	125,000	127,573

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds (Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/19	Baa2	100,000	107,569

NJ State Trans. Trust Fund Auth. Rev. Bonds (Federal Hwy. Reimbursement Notes), 5.00%, 6/15/19	A+	200,000	211,800

			877,967
New Mexico (0.9%)

Farmington, Poll. Control Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), Ser. A, 1.875%, 4/1/29	Aa3	150,000	150,470

			150,470
New York (16.2%)

Build NY City Resource Corp. Rev. Bonds, 3.00%, 7/1/17	A+	100,000	100,731

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. B, 4.00%, 9/1/18	A3	150,000	156,773

Monroe Cnty., G.O. Bonds, BAM, 4.00%, 6/1/19	AA	100,000	106,066

Niagara, Frontier Trans. Auth. Rev. Bonds (Buffalo Niagara Intl. Arpt.), Ser. B, 5.00%, 4/1/19	Baa1	150,000	161,757

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 5.00%, 7/1/17	A3	85,000	86,159
(State U. Edl. Fac.), Ser. A, 4.00%, 5/15/17	AA	200,000	201,336

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.00%, 7/1/19	Baa2	100,000	108,047
(School Dists. Funding Program), Ser. F, AGM, 5.00%, 10/1/17	AA	75,000	76,838
(School Dist. Fin. Program), Ser. G, 4.00%, 10/1/17	AA+	200,000	203,822

NY State Mtge. Agcy. Rev. Bonds (Homeowner), Ser. 186, 2.00%, 4/1/19	Aa1	500,000	500,260

NY State Thruway Auth. Rev. Bonds (Jr. Indebtedness Oblig.), Ser. A, 5.00%, 5/1/19	A3	500,000	540,961

Port Auth. of NY & NJ Rev. Bonds, Ser. 193rd, 4.00%, 10/15/18	Aa3	100,000	104,633

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5.00%, 3/1/17	BBB+	100,000	100,000

Triborough, Bridge & Tunnel Auth. FRN Mandatory Put Bonds (12/3/19), Ser. B-2, 0.873%, 1/1/33	Aa3	300,000	299,316

TSASC, Inc. Rev. Bonds, Ser. A, 4.00%, 6/1/19	A	100,000	105,382

			2,852,081
Oklahoma (2.6%)

OK State Tpk. Auth. VRDN, Ser. F, 0.56%, 1/1/28	VMIG1	385,000	385,000

Tulsa, Arpts. Impt. Trust Rev. Bonds, Ser. A, BAM, 5.00%, 6/1/17	AA	75,000	75,694

			460,694
Oregon (0.4%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 3.00%, 12/1/18	BBB/F	75,000	76,707

			76,707
Pennsylvania (7.3%)

Cap. Region Wtr. Rev. Bonds, Ser. A, 5.00%, 7/15/18	A+	100,000	105,387

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 2.25%, 7/1/17	Baa3	40,000	40,054

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3.00%, 5/1/17	BBB+	35,000	35,106

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Foulkeways at Gwynedd), 3.00%, 12/1/18	BBB	100,000	101,394

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (7/3/17) (Republic Services, Inc.), Ser. A, 1.25%, 4/1/19	A-2	200,000	200,000

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 1.60%, 10/1/17	AA+	100,000	100,152

PA State U. Rev. Bonds, Ser. A, 4.00%, 9/1/17	Aa1	100,000	101,636

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 4.00%, 12/1/18	A+	100,000	104,658

Philadelphia, Gas Wks. Rev. Bonds
(98 Gen. Ordinance), Ser. 14, 5.00%, 10/1/22	A	100,000	113,888
5.00%, 8/1/19	A	100,000	108,058

Philadelphia, School Dist. G.O. Bonds, Ser. D, 5.00%, 9/1/20	A2	50,000	54,280

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. B, 5.00%, 7/1/20	A1	100,000	111,490

State Public School Bldg. Auth. Palease Rev. Bonds (Philadelphia School Dist.), 5.00%, 6/1/23	A2	100,000	110,408

			1,286,511
Rhode Island (0.6%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	111,136

			111,136
South Carolina (0.6%)

Myrtle Beach, Tax Allocation Bonds (Myrtle Beach Air Force Base), 5.00%, 10/1/19	A2	100,000	108,790

			108,790
Texas (7.9%)

Lower CO River Auth. Rev. Bonds, Ser. A, 5.00%, 5/15/20	A2	100,000	110,563

North TX, Tollway Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/25	A1	100,000	116,213

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	75,000	85,493

San Antonio, Elec. & Gas Syst. Mandatory Put Bonds (12/1/19), Ser. A, 2.25%, 2/1/33	Aa2	200,000	203,474

Tomball, Mandatory Put Bonds (8/15/19) (Indpt. School Bldg. & Dist.), Ser. B-3, PSFG, 1.10%, 2/15/43	Aaa	200,000	198,458

Tomball, Indpt. School Dist. Mandatory Put Bonds (8/15/18) (School Bldg.), Ser. B-2, PSFG, 3.00%, 2/15/39	Aaa	150,000	153,869

TX State Trans. Comm. Hwy. Fund Rev. Bonds, 4.00%, 10/1/18	Aaa	500,000	524,145

			1,392,215
Vermont (0.6%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr. (UVM)), Ser. A, 3.00%, 12/1/18	A3	100,000	103,044

			103,044
Virginia (0.9%)

Louisa, Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (5/16/19) (VA Elec. Pwr. Co.), Ser. C, 1.85%, 11/1/35	A2	150,000	151,686

			151,686
Washington (0.6%)

Energy Northwest Rev. Bonds (Wind Project), 5.00%, 7/1/17	A2	100,000	101,357

			101,357
West Virginia (0.7%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3.25%, 5/1/19	A-	50,000	51,215

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. Mandatory Put Bonds (4/1/19) (Appalachian Pwr. Co. - Amos), Ser. A, 1.90%, 3/1/40	A-	75,000	74,999

			126,214
TOTAL INVESTMENTS

Total investments (cost $17,131,817)(b)			$17,118,572

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $17,584,744.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $17,131,817, resulting in gross unrealized appreciation and depreciation of $45,056 and $58,301, respectively, or net unrealized depreciation of $13,245.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	15.8%
	Transportation	13.2
	Local debt	11.4
	Health care	10.8
	State debt	10.7

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$17,118,572	$—

Totals by level	$—	$17,118,572	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017